Offerings	Oct. 20, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Common Stock, par value $0.25 per share
Offering Note
(1)	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Offering Note
(1)	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Depositary Shares(3)	[2]
Offering Note
(1)	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)	Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share of preferred stock or multiple shares of preferred stock of the registrant and will be evidenced by a depositary receipt.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

[1]	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
[2]	Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share of preferred stock or multiple shares of preferred stock of the registrant and will be evidenced by a depositary receipt.